EMPLOYEE BENEFITS (10K Details 2) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
STOCK-BASED COMPENSATION
Exercisable at end of year (in dollars per share)	$ 11.34	$ 11.35	$ 11.19
Average assumptions used for estimated fair value of stock options using Black-Scholes option pricing model
Risk-free interest rate (as a percent)	0.85%
Expected volatility (as a percent)	44.36%
Expected life in years	6 years
Dividend yield (as a percent)	5.02%
Expected forfeiture rate (as a percent)	5.30%
Equity Trust Plan
Treasury stock, shares	1,399,240	2,017,782
Aggregate value of treasury shares	$ 12,657,442	$ 15,851,041
Total expense	(7,669)	1,222,419	1,179,683
Earnings per share, Basic (in dollars per share)		$ 0.07	$ 0.07
Earnings per share, Diluted (in dollars per share)		$ 0.07	$ 0.07
Equity Trust Plan [Member] | Key Loan Officers And Sales Staff [Member] | Deferred Compensation Share Based Payments [Member]
Equity Trust Plan
Shares purchased for award	0	50,600
Average price of shares purchased (in dollars per share)		$ 10.17
Distribution of shares to participants	803	88,545
Aggregate market value of shares distributed	9,000	1,000,000
Treasury stock, shares	353,320
Aggregate value of treasury shares	3,200,000
Shares not yet vested	193,175
Stock Option [Member] | Minimum [Member]
Equity Trust Plan
Vesting period	3 years
Stock Option [Member] | Maximum [Member]
Equity Trust Plan
Vesting period	5 years
Stock Option [Member] | Stock Based Incentive Plans [Member]
STOCK-BASED COMPENSATION
Unrecognized compensation expense, nonvested stock options	12,000
Weighted-average period for unrecognized compensation expenses expected to be recognized	1 year
Restricted Stock [Member]
STOCK-BASED COMPENSATION
Forfeitures of non-vested restricted stock awards	549,000	0	2,000
Granted (in shares)	30,596	42,221	298,727
Equity Trust Plan
Distribution of shares to participants	39,868	137,861	47,877
Shares not yet vested	157,479	269,530	365,170	115,078
Restricted Stock [Member] | Minimum [Member]
Equity Trust Plan
Vesting period	2 years
Restricted Stock [Member] | Maximum [Member]
Equity Trust Plan
Vesting period	5 years
Restricted Stock [Member] | Stock Based Incentive Plans [Member]
STOCK-BASED COMPENSATION
Unrecognized compensation expense, restricted stock awards	$ 302,000
Weighted-average period for unrecognized compensation expenses expected to be recognized	2 years 8 months 12 days
Participant Contributions [Member] | Equity Trust Plan [Member] | Key Loan Officers And Sales Staff [Member] | Minimum [Member]
Equity Trust Plan
Vesting period	2 years
Participant Contributions [Member] | Equity Trust Plan [Member] | Key Loan Officers And Sales Staff [Member] | Maximum [Member]
Equity Trust Plan
Vesting period	5 years
Company Contributions [Member] | Equity Trust Plan [Member] | Key Loan Officers And Sales Staff [Member] | Minimum [Member]
Equity Trust Plan
Vesting period	3 years
Company Contributions [Member] | Equity Trust Plan [Member] | Key Loan Officers And Sales Staff [Member] | Maximum [Member]
Equity Trust Plan
Vesting period	5 years